Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Expenses [Abstract]
Accrued Expenses

	December 31, 2017	December 31, 2016
Accrued voyage expenses	$1,805	$1,526
Accrued loan interest	1,981	700
Accrued legal and professional fees	889	769
Accrued bonus	4,125	1,450

Total accrued expenses	$8,800	$4,445